Schedule of Investments (unaudited) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies — 0.2%
VanEck Vectors High-Yield Municipal Index ETF	25,000	$1,569,250

Total Investment Companies — 0.2% (Cost — $1,598,250)		1,569,250

	Par (000)

Municipal Bonds — 88.6%

Alabama — 1.4%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 06/01/35	$200	221,602
5.75%, 06/01/45	355	385,285
6.00%, 06/01/50	450	493,799
Black Belt Energy Gas District, RB, Series A, 4.00%, 12/01/48(a)	4,585	4,883,025
Chelsea Park Cooperative District, Special Assessment Bonds, 5.00%, 05/01/48	970	978,779
County of Jefferson Alabama Sewer, Refunding RB: Senior Lien,
Series A (AGM), 5.00%, 10/01/44	365	401,361
Sub-Lien, Series D, 7.00%, 10/01/51	2,355	2,839,635
Sub-Lien, Series D, 6.50%, 10/01/53	3,465	4,099,338
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	710	757,456

		15,060,280

Alaska — 0.5%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 06/01/23	155	155,037
5.00%, 06/01/32	1,510	1,509,955
5.00%, 06/01/46	3,340	3,242,605

		4,907,597

Arizona — 2.2%
Arizona IDA, Refunding RB, Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(c)	2,290	2,298,839
Arizona Industrial Development Authority, RB:
Academies of Math & Science Project, Series B, 5.25%, 07/01/51(c)	570	574,885
Great Lakes Senior Living Communities LLC Project, Series A, 4.50%, 01/01/49	1,500	1,520,460

Security	Par (000)	Value

Arizona (continued)
Arizona Industrial Development Authority, RB (continued):
Great Lakes Senior Living Communities LLC Project, Series B, 5.13%, 01/01/54	$940	$983,710
Arizona Industrial Development Authority, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/26(c)	760	826,287
City of Phoenix Arizona IDA, ERB, Eagle College Prep Project, Series A, 5.00%, 07/01/43	1,445	1,463,453
City of Phoenix Arizona IDA, RB:
Great Hearts Academies—Veritas Project, 6.40%, 07/01/21(b)	415	458,882
Legacy Traditional Schools Project, Series A, 6.50%, 07/01/34(c)	465	512,332
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(c)	810	893,471
City of Phoenix Arizona IDA, Refunding RB(c):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	300	314,055
Basis Schools, Inc. Projects, 5.00%, 07/01/45	895	924,983
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	295	308,821
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	325	335,709
Legacy Traditional School Projects, 5.00%, 07/01/35	315	326,075
Legacy Traditional School Projects, 5.00%, 07/01/45	250	256,585
City of Phoenix Industrial Development Authority, RB, Series A(c):
Legacy Traditional Schools Projects, 5.00%, 07/01/36	1,225	1,284,216
Legacy Traditional Schools Projects, 5.00%, 07/01/41	1,685	1,745,458
Leman Academy of Excellence—ORO Valley Project, 5.25%, 07/01/48	1,690	1,713,052
County of La Paz IDA, RB, Imagine Schools Desert West Middle Project, 5.88%, 06/15/48(c)	1,340	1,357,246
State of Arizona IDA, RB, Academies of Math & Science Project, Series B, 5.13%, 07/01/47(c)	420	421,789

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arizona (continued)
State of Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.25%, 07/01/47(c)	$3,235	$3,403,835
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 07/01/43	1,375	1,447,847

		23,371,990

Arkansas — 0.1%
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 06/01/20(b)(c)	750	788,152

California — 5.8%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	1,000	1,010,090
Sutter Health, Series B, 6.00%, 08/15/20(b)	1,000	1,062,300
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	265	267,968
California Municipal Finance Authority, ARB, Senior Lien-Linxs APM Project, AMT, 4.00%, 12/31/47	2,560	2,646,144
California Municipal Finance Authority, RB, Urban Discovery Academy Project(c):
5.50%, 08/01/34	310	314,188
6.00%, 08/01/44	655	670,805
6.13%, 08/01/49	570	585,686
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	345	385,845
California Pollution Control Financing Authority, Refunding RB, County of San Diego Water Authority, 5.00%, 11/21/45(c)	3,000	3,446,250
California School Finance Authority, RB, Value Schools:
6.65%, 07/01/33	295	329,506
6.90%, 07/01/43	650	723,177
California Statewide Communities Development Authority, RB:
Loma Linda University Medical Center, 5.25%, 12/01/38(c)	1,420	1,614,810
Loma Linda University Medical Center, 5.25%, 12/01/48(c)	1,000	1,121,810

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB (continued):
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(c)	$970	$1,047,852
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56(c)	875	956,725
Sutter Health, Series A, 6.00%, 08/15/20(b)	400	424,920
California Statewide Communities Development Authority, Refunding RB, American Baptist Homes of the West, 6.25%, 10/01/39	2,575	2,631,367
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 05/01/43	2,500	2,513,675
Series B, 6.00%, 05/01/43	3,485	3,504,063
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(c):
3.00%, 08/01/21	675	682,276
0.00%, 08/01/23(d)	1,000	829,430
0.00%, 08/01/26(d)	580	414,132
0.00%, 08/01/31(d)	1,155	641,464
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	500	503,735
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	310	339,996
6.50%, 05/01/42	760	833,705
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	240	283,097
County of California Tobacco Securitization Agency, RB, 5.45%, 06/01/28(e)	500	507,550
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/36	1,665	1,665,000

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.(e):
5.70%, 06/01/46	$4,260	$4,261,576
5.60%, 06/01/36	1,385	1,385,845
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 06/01/48	2,115	2,318,400
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/47	4,260	4,238,657
Series A-1, 5.25%, 06/01/47	945	954,516
Series A-2, 5.00%, 06/01/47	4,000	3,979,960
Successor Agency to the San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 0.00%, 08/01/43(d)	3,000	806,310
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 06/01/25	560	560,050
5.00%, 06/01/37	7,410	7,410,815
5.13%, 06/01/46	3,590	3,590,395

		61,464,090

Colorado — 2.7%
9th Avenue Metropolitan District No. 2, GOL, 5.00%, 12/01/48	1,565	1,603,937
Bromley Park Metropolitan District No. 2, GO, , Refunding, Sub-Series B, 6.38%, 12/15/47	1,000	1,009,470
Castle Oaks Metropolitan District No. 3, GO, 6.25%, 12/01/20(b)	535	591,111
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(c)	820	843,329
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	450	462,546
5.00%, 12/01/42	545	553,709
Colorado Health Facilities Authority, Catholic Health Initiatives, Series A, 5.25%, 01/01/40	1,250	1,346,725
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series B-1, 4.00%, 07/01/39	4,000	4,080,640

Security	Par (000)	Value

Colorado (continued)
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/56	$2,500	$2,697,625
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	780	817,393
Copperleaf Metropolitan District No. 3, GO, Limited Tax, Series A:
5.00%, 12/01/37	500	506,180
5.13%, 12/01/47	1,200	1,209,684
Green Gables Metropolitan District No. 1, GO, Series A, 5.30%, 12/01/46	1,000	1,018,760
Leyden Rock Metropolitan District No. 10, GO, Series A, 5.00%, 12/01/45	1,250	1,272,112
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	760	763,238
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	1,240	1,250,999
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project:
6.00%, 01/15/34	1,500	1,543,995
6.00%, 01/15/41	1,000	1,027,550
Southlands Metropolitan District No. 1, GO, , Refunding, Series A-1:
5.00%, 12/01/37	1,115	1,200,978
5.00%, 12/01/47	3,085	3,274,018
Tallyns Reach Metropolitan District No. 3, GO, 6.75%, 11/01/38	1,113	1,118,988
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48(f)	800	801,512

		28,994,499

Connecticut — 1.6%
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	1,485	1,536,515
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(c)	979	1,044,253
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(c)	2,045	2,258,355
State of Connecticut, GO:
Series A, 5.00%, 04/15/36(f)	2,300	2,710,596
Series A, 4.00%, 04/15/37(f)	1,800	1,916,154
Series C, 5.00%, 06/15/33	1,775	2,086,850
Series C, 5.00%, 06/15/34	1,375	1,610,826

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut, GO (continued):
Series E, 5.00%, 09/15/34	$3,000	$3,523,890

		16,687,439

Delaware — 1.1%
Delaware State Economic Development Authority, RB:
5.00%, 06/01/46	1,000	1,030,890
5.00%, 11/15/48	4,000	4,441,640
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	5,930	6,157,712

		11,630,242

District of Columbia — 0.8%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	385	397,493
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	3,830	4,012,538
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/30(d)	3,005	2,080,241
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	185	187,603
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,632,621

		8,310,496

Florida — 6.1%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 05/01/43	1,300	1,314,313
Capital Region Community Development District, Refunding, Special Assessment, Capital Improvement Revenue Bond, Series A-1, 5.13%, 05/01/39	2,290	2,311,434
Capital Trust Agency, Inc., RB, Series A:
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/44(g)(h)	445	311,500
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/49(g)(h)	950	665,000
Silver Creek St. Augustine Project, 5.75%, 01/01/50(g)(h)	570	541,500

Security	Par (000)	Value

Florida (continued)
Capital Trust Agency, Inc., RB, Series A (continued):
University Bridge LLC Student Housing Project, 5.25%, 12/01/58(c)	$1,265	$1,241,939
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 05/01/24	415	425,524
5.00%, 05/01/34	1,250	1,270,675
Alachua County, 4.00%, 05/01/22(c)	235	238,111
City of Tallahassee Florida, RB, Tallahassee Memorial HealthCare, Inc. Project, Series A, 5.00%, 12/01/55	2,600	2,820,272
County of Alachua Florida Health Facilities Authority, RB, Shands Teaching Hospital and Clinics, Series A, 5.00%, 12/01/44	1,720	1,878,051
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 05/15/44(c)	370	370,784
County of Collier Health Facilities Authority, RB, Moorings, Inc., Series A, 5.00%, 05/01/48	2,090	2,331,395
County of Martin Florida Health Facilities Authority, RB, 5.50%, 11/15/42	1,000	1,074,730
County of Miami-Dade Florida IDA, RB, Doral Academy Project, 5.00%, 01/15/48	1,405	1,493,150
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 06/01/49	1,000	1,128,610
Florida Development Finance Corp., RB:
Renaissance Charter School, Series A, 5.75%, 06/15/29	695	744,491
Renaissance Charter School, Series A, 6.00%, 06/15/34	835	893,258
Renaissance Charter School, Series A, 6.13%, 06/15/44	3,185	3,376,992
Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(a)(c)	2,240	2,327,494
Florida Higher Educational Facilities Financial Authority, RB, Jacksonville University Project, Series A-1, 5.00%, 06/01/48(c)	1,730	1,839,699

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, Jetblue Airways Corp. Project, AMT, 5.00%, 11/15/36	$2,000	$2,099,140
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 05/01/43	1,315	1,330,123
Lakewood Ranch Stewardship District, Special Assessment Bonds:
3.90%, 05/01/23	355	357,105
4.25%, 05/01/28	535	538,922
5.00%, 05/01/38	1,175	1,193,741
5.10%, 05/01/48	2,545	2,587,552
Lakewood Centre & NW Sector Projects, 4.95%, 05/01/29(c)	715	738,738
Lakewood Centre & NW Sector Projects, 5.50%, 05/01/39(c)	715	752,344
Lakewood Centre & NW Sector Projects, 5.65%, 05/01/48(c)	1,125	1,183,590
Northeast Sector Project - Phase 1B, 5.30%, 05/01/39(c)	1,090	1,134,875
Northeast Sector Project - Phase 1B, 4.75%, 05/01/29(c)	955	989,647
Northeast Sector Project - Phase 1B, 5.45%, 05/01/48(c)	1,935	2,035,291
Lakewood Ranch Stewardship District Special Assessment Bonds:
4.25%, 05/01/25	115	116,668
4.88%, 05/01/35	280	285,522
4.88%, 05/01/45	580	586,687
Village of Lakewood Ranch Sector Projects, 4.00%, 05/01/21	100	100,731
Lakewood Ranch Stewardship District Special Assessment Bonds, Refunding, Lakewood Center & New Sector Projects, 8.00%, 05/01/40	515	572,170
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.25%, 05/01/26	175	177,751
5.13%, 05/01/46	1,015	1,039,137
Miami Health Facilities Authority, Refunding RB, Miami Jewish Health Systems, Inc. Project, 5.13%, 07/01/46	2,000	2,171,720
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	1,450	1,648,244
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A:
5.00%, 05/01/29	1,745	1,833,506
5.00%, 05/01/37	890	927,941

Security	Par (000)	Value

Florida (continued)
Pine Island Community Development District, RB, 0.00%, 11/01/24(d)	$1,150	$840,857
Santa Rosa Bay Bridge Authority, RB:
6.25%, 07/01/28(g)(h)	372	277,271
(ACA), 6.25%, 07/01/28	62	59,578
Tolomato Community Development District, Refunding, Special Assessment Bonds(e):
Convertible CAB, Series A3, 6.61%, 05/01/40	90	89,575
Convertible CAB, Series A4, 6.61%, 05/01/40	50	41,501
Series 2015-2, 6.61%, 05/01/40	125	83,713
Tolomato Community Development District(g)(h):
Series 1, 6.61%, 05/01/40(e)	205	167,073
Series 1, 6.65%, 05/01/40	5	4,699
Series 3, 6.61%, 05/01/40	135	1
Series 3, 6.65%, 05/01/40	105	1
Trout Creek Community Development District, Special Assessment Bonds:
5.38%, 05/01/38	670	697,075
5.50%, 05/01/49	1,700	1,770,652
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 05/01/26	640	693,043
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 05/01/41	1,305	1,440,394
5.50%, 05/01/42	495	523,656
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	1,580	1,708,059
West Villages Improvement District, Special Assessment Bonds(c)(f):
4.25%, 05/01/29	400	399,984
4.75%, 05/01/39	885	879,327
5.00%, 05/01/50	1,415	1,414,958

		64,091,484

Georgia — 1.1%
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 06/01/29	635	683,730
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	3,135	3,303,005
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2, 6.63%, 11/15/19(b)	225	231,907

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	$555	$641,630
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	1,020	1,214,810
5.00%, 05/15/36	1,020	1,215,177
5.00%, 05/15/37	1,120	1,334,625
5.00%, 05/15/38	615	734,519
5.00%, 05/15/49	2,055	2,500,113

		11,859,516

Guam — 0.2%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	20	20,483
6.75%, 11/15/19(b)	1,650	1,703,807

		1,724,290

Idaho — 0.4%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	265	266,012
Idaho Health Facilities Authority, Refunding RB, Madison Hospital Memorial Project:
3.50%, 09/01/33	375	347,006
5.00%, 09/01/37	1,000	1,085,750
Idaho Housing & Finance Association, RB(c):
Compass Public Charter School, Inc. Project, Series A, 6.00%, 07/01/39	370	400,225
Compass Public Charter School, Inc. Project, Series A, 6.00%, 07/01/49	595	637,662
Compass Public Charter School, Inc. Project, Series A, 6.00%, 07/01/54	570	606,532
Idaho Arts Charter School, Inc., 5.00%, 12/01/46	1,000	1,046,620

		4,389,807

Illinois — 6.1%
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/31	1,500	1,627,860
Dedicated Revenues, Series G, 5.00%, 12/01/44	3,700	3,886,924

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO, Refunding (continued):
Dedicated Revenues, Series H, 5.00%, 12/01/46	$725	$760,097
Dedicated Revenues, Series C, 5.00%, 12/01/30	1,370	1,493,643
Dedicated Revenues, Series F, 5.00%, 12/01/22	1,030	1,091,450
Series B, 4.00%, 12/01/35	1,155	1,107,379
Series C, 5.00%, 12/01/25	1,220	1,318,088
Chicago Board of Education, GO:
Series A, 5.00%, 12/01/42	1,570	1,610,899
Series C, 5.25%, 12/01/39	2,250	2,368,530
Series D, 5.00%, 12/01/46	1,010	1,058,571
Series D, 5.00%, 12/01/46	2,610	2,685,951
Chicago O’Hare International Airport, RB, AMT, 5.00%, 07/01/48	2,000	2,240,860
City of Chicago Illinois, GO, Refunding, Series A:
6.00%, 01/01/38	1,850	2,110,480
5.00%, 01/01/44(f)	920	975,577
5.50%, 01/01/49(f)	330	364,112
City of Chicago Illinois O’Hare International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/46	3,000	3,295,110
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	1,700	1,804,584
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	1,400	1,431,738
Friendship Village of Schaumburg, 7.13%, 02/15/20(b)	1,000	1,047,310
Presence Health Network, Series C, 5.00%, 02/15/36	1,805	2,083,475
Presence Health Network, Series C, 5.00%, 02/15/41	3,000	3,413,310
Rogers Park Montessori School Project, Series 2014, 6.00%, 02/01/34	335	354,785
Rogers Park Montessori School Project, Series 2014, 6.13%, 02/01/45	790	830,069
Swedish Covenant, Series A, 6.00%, 02/15/20(b)	1,000	1,038,080
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project:
Bonds, 0.00%, 12/15/56(d)	7,645	1,324,573

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project (continued):
Bonds, 5.00%, 06/15/57	$2,085	$2,203,866
5.50%, 06/15/53	3,925	4,243,945
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B(d):
CAB (AGM), 0.00%, 06/15/44	3,455	1,218,544
Bonds, 0.00%, 12/15/54	9,660	1,863,897
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	675	708,089
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	390	426,430
State of Illinois, GO:
5.00%, 03/01/35	1,095	1,120,984
5.00%, 02/01/39	510	527,784
Refunding, Series B, 5.00%, 10/01/29	1,430	1,581,065
Series A, 5.00%, 04/01/35	1,460	1,512,370
Series A, 5.00%, 04/01/38	2,190	2,256,970
Series D, 5.00%, 11/01/28	5,000	5,517,150

		64,504,549

Indiana — 1.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	525	606,317
7.00%, 01/01/44	1,270	1,475,778
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(c)	2,950	3,013,189
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(c):
6.63%, 01/15/34	430	460,259
6.75%, 01/15/43	1,220	1,297,934
6.88%, 01/15/52	1,270	1,353,604
Indiana Finance Authority, RB:
Green Bonds, 7.00%, 03/01/39(c)(f)	1,010	1,055,622
Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 07/01/44	370	395,193
Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 07/01/48	1,230	1,310,368

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, RB (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.25%, 01/01/51	$2,500	$2,683,250
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 03/01/39	725	751,049
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(c)	1,745	1,809,164

		16,211,727

Iowa — 1.9%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
3.13%, 12/01/22(f)	3,705	3,727,675
5.25%, 12/01/50(a)	595	627,416
Series B, 5.25%, 12/01/50(a)	6,105	6,540,897
Midwestern Disaster Area, 5.50%, 12/01/22	20	20,022
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Senior Series A-1, 5.00%, 12/01/21	1,075	1,117,473
Iowa Tobacco Settlement Authority, Refunding RB, Series C:
Asset-Backed, 5.50%, 06/01/42	2,000	2,000,140
5.38%, 06/01/38	3,075	3,075,215
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	2,360	2,506,296

		19,615,134

Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24(d)	250	215,820
Kentucky Public Transportation Infrastructure Authority, RB, 6.00%, 07/01/53	3,000	3,290,940

		3,506,760

Louisiana — 0.9%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(c)	3,130	3,189,783

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	$1,630	$1,737,531
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 05/01/41	645	677,353
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 05/15/35	3,910	4,267,413

		9,872,080

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	1,075	1,163,161

Maryland — 0.9%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park Project, 4.00%, 09/01/27	325	337,607
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 01/01/23	750	771,495
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(c)	2,895	2,915,033
Maryland EDC, RB:
Purple Line Light Rail Project, AMT, 5.00%, 03/31/51	3,135	3,388,966
Term Project, Series B, 5.75%, 06/01/20(b)	1,500	1,572,885
Maryland EDC, Refunding RB, University of Maryland Project, 5.00%, 07/01/39	950	1,018,818

		10,004,804

Massachusetts — 2.1%
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 4.00%, 07/01/45	715	725,932
Boston Medical Center, Series D, 5.00%, 07/01/44	3,865	4,208,251
Foxborough Regional Charter School, Series A, 7.00%, 07/01/20(b)	350	373,597
Linden Ponds, Inc. Facility, Series B, 0.00%, 11/15/56(d)	94	24,740

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, RB (continued):
North Hill Communities Issue, Series A, 6.50%, 11/15/23(b)(c)	$2,480	$2,982,175
UMass Boston Student Housing Project, 5.00%, 10/01/41	2,500	2,716,200
Massachusetts Development Finance Agency, Refunding RB:
New Bridge Charles, Inc., 4.00%, 10/01/32(c)	355	353,899
New Bridge Charles, Inc., 4.13%, 10/01/42(c)	855	823,203
New Bridge Charles, Inc., 5.00%, 10/01/57(c)	570	598,563
Series A, 5.00%, 07/01/38	1,200	1,381,608
Series A, 5.00%, 07/01/39	3,055	3,498,586
Series A, 5.00%, 07/01/44	3,750	4,257,825
Tufts Medical Center, Series I, 6.75%, 01/01/21(b)	305	331,782
Tufts Medical Center, Series I, 6.75%, 01/01/21(b)	205	223,001

		22,499,362

Michigan — 0.8%
City of Detroit Michigan, GO:
5.00%, 04/01/34	485	522,971
5.00%, 04/01/35	485	521,360
5.00%, 04/01/36	340	364,225
5.00%, 04/01/37	545	581,134
5.00%, 04/01/38	240	255,526
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	1,058,900
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	350	374,080
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	800	855,296
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(b)	1,710	1,753,964

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	$2,030	$2,301,776

		8,589,232

Minnesota — 0.9%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 07/01/45	2,065	2,081,892
City of Deephaven Minnesota, Refunding RB, Eagle Ridge Academy Project, Series A, 5.25%, 07/01/40	500	531,090
Duluth EDA, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,925	2,019,113
5.25%, 02/15/53	3,850	4,390,078
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 09/01/21(b)	500	558,620

		9,580,793

Missouri — 1.2%
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	1,020	1,050,274
4.75%, 11/15/47	1,135	1,171,558
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, St. Lukes Health Syatem, Series A, 4.00%, 11/15/48	3,650	3,840,493
Kansas City Land Clearance Redevelopment Authority, Tax Allocation Bonds(c):
4.38%, 02/01/31	830	850,443
5.00%, 02/01/40	1,240	1,293,469
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church(c):
5.75%, 11/15/36	1,350	1,178,064
6.00%, 11/15/51	110	91,704
Kirkwood Missouri IDA, RB, Aberdeen Heights, Series A, 8.25%, 05/15/20(b)	435	466,346

Security	Par (000)	Value

Missouri (continued)
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	$2,200	$2,273,546

		12,215,897

Nebraska — 0.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	780	844,475
Central Plains Nebraska Energy Project, Refunding RB, Gas Project No. 3, Series A, 5.00%, 09/01/42	6,090	7,433,941

		8,278,416

Nevada — 0.1%
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain’s Edge:
4.00%, 08/01/22	615	641,876
4.00%, 08/01/23	380	396,146

		1,038,022

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(c):
Series B, 4.63%, 11/01/42	4,650	4,706,032
Series C, AMT, 4.88%, 11/01/42	2,515	2,564,571
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 08/01/19(b)	435	441,329

		7,711,932

New Jersey — 6.1%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,750	6,183,492
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(c)	1,155	1,162,935
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,605,075
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,965	2,122,848
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 09/15/19	230	232,512
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	840	917,364

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, RB (continued):
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	$1,360	$1,501,222
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	3,000	3,430,080
Provident Group-Kean Properties, Series A, 5.00%, 07/01/32	235	257,725
Provident Group-Kean Properties, Series A, 5.00%, 07/01/37	375	406,241
Series EEE, 5.00%, 06/15/48	6,970	7,545,722
State House Project, Series B, Remark 10, 5.00%, 06/15/43	3,755	4,085,140
Team Academy Charter School Project, 6.00%, 10/01/43	970	1,068,261
New Jersey Health Care Facilities Financing Authority, Refunding RB, Princeton HealthCare System:
5.00%, 07/01/32	1,140	1,339,021
5.00%, 07/01/33	1,450	1,698,226
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	4,095	4,565,065
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	7,050	8,116,524
Transportation Program, Series AA, 5.25%, 06/15/41	1,265	1,372,158
Transportation Program, Series AA, 5.00%, 06/15/44	1,005	1,064,888
Transportation Program, Series AA, 5.00%, 06/15/44	1,860	1,947,457
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	1,195	1,324,180
South Jersey Port Corp., RB, Sub-Marine Terminal, Series B, AMT, 5.00%, 01/01/36	575	644,293
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	900	998,082

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Sub-Series B, 5.00%, 06/01/46	$10,370	$10,938,587

		64,527,098

New Mexico — 0.2%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	2,030	2,181,336

New York — 9.2%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(c)	1,215	1,309,794
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	4,475	4,523,375
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 06/01/43	485	491,906
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(c)	8,100	8,325,180
5.00%, 06/01/42	4,520	4,495,140
5.00%, 06/01/45	1,695	1,677,796
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B:
5.00%, 06/01/45	4,010	4,224,214
5.00%, 06/01/51	6,865	7,030,584
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	4,755	4,755,048
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,375	1,490,654
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	4,495	4,918,069
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	3,210	3,209,904
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	6,425	6,995,668
5.00%, 11/15/51	3,135	3,322,724

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	$375	$388,073
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(c)	7,365	7,850,353
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(c)	450	490,212
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(c)	1,070	1,156,756
3 World Trade Center Project, Class 3, 7.25%, 11/15/44(c)	3,115	3,678,192
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	3,000	3,271,830
New York Transportation Development Corp., RB, AMT, 4.00%, 01/01/36	5,000	5,180,900
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	3,130	3,284,309
5.00%, 08/01/31	6,995	7,285,432
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(c)	530	541,612
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 08/15/43	690	707,533
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center(c):
5.00%, 12/01/33	590	675,273
5.00%, 12/01/35	785	891,736
TSASC, Inc., Refunding RB, Tobacco Settlement Bonds, Subordinate, Series B, 5.00%, 06/01/48	1,450	1,451,450
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	970	942,801
5.13%, 06/01/51	2,000	2,047,420

		96,613,938

North Carolina — 0.5%
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 06/30/54	1,385	1,482,892

Security	Par (000)	Value

North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	$3,055	$3,399,695

		4,882,587

North Dakota — 0.6%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	1,785	2,009,000
County of Ward North Dakota, RB, Trinity Obligated Group, Series C, 5.00%, 06/01/53	4,000	4,317,040

		6,326,040

Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.88%, 06/01/47	10,545	10,282,008
6.00%, 06/01/42	10,000	9,916,300
County of Butler Port Authority, RB, Series A-1(c):
Storypoint Fairfield Project, 6.25%, 01/15/34	1,575	1,647,828
StoryPoint Fairfield Project, 6.38%, 01/15/43	840	879,463
County of Hamilton Ohio, Refunding RB, Improvement-Life Enriching Communities, 5.00%, 01/01/46	1,435	1,499,173
Port of Greater Cincinnati Development Authority, RB, AHA-Colonial Village Athens Garden, 5.25%, 12/01/50	740	547,874
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	2,410	2,563,782

		27,336,428

Oklahoma — 1.4%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	1,050	1,181,701
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	4,585	5,151,156
5.25%, 08/15/43	4,130	4,716,129

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	$3,340	$3,554,729

		14,603,715

Oregon — 0.1%
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A:
5.13%, 07/01/35	620	646,685
5.38%, 07/01/45	535	558,139

		1,204,824

Pennsylvania — 2.6%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	1,185	1,237,021
5.00%, 05/01/42	2,730	2,826,778
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/36	3,000	3,234,000
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	170	198,293
5.00%, 06/01/34	225	261,513
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 07/01/32	745	754,603
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	880	908,952
5.00%, 09/01/43	2,095	2,384,236
County of Montgomery Pennsylvania IDA, RB, Foulkeways Gwynedd Project, 5.00%, 12/01/46	1,470	1,559,494
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	1,865	1,888,257
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	1,240	1,393,673
East Hempfield Township Pennsylvania IDA, RB:
5.00%, 07/01/34	1,000	1,065,850
5.00%, 07/01/46	1,750	1,831,987

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	$895	$977,609
U.S. Airways Group, Series A, 7.50%, 05/01/20	1,200	1,263,000
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	5,390	5,661,333

		27,446,599

Puerto Rico — 4.4%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	1,145	1,157,171
Commonwealth of Puerto Rico, GO, Refunding Public Improvement(g)(h):
, Refunding, Series C, 6.50%, 07/01/40	400	229,000
Public Improvement, Series B, 5.25%, 07/01/17	1,060	681,050
Commonwealth of Puerto Rico, GO, Refunding, Series A(g)(h):
Public Improvement, 5.50%, 07/01/39	1,080	569,700
8.00%, 07/01/35	6,015	3,120,281
Commonwealth of Puerto Rico, GO(g)(h):
6.00%, 07/01/38	1,210	783,475
5.25%, 07/01/16	1,135	729,238
5.50%, 07/01/32	5,045	3,266,637
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.75%, 07/01/37	5,575	5,561,062
5.25%, 07/01/42	1,740	1,709,550
6.00%, 07/01/44	3,275	3,279,094
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	7,210	7,219,012
Puerto Rico Electric Power Authority, RB(g)(h):
Series A, 5.00%, 07/01/29	1,500	1,055,625
Series A, 7.25%, 07/01/30	250	182,500
Series A, 7.00%, 07/01/33	340	248,200
Series A, 5.00%, 07/01/42	1,625	1,143,594
Series A, 7.00%, 07/01/43	320	233,600
Series TT, 5.00%, 07/01/25	165	116,119
Series WW, 5.38%, 07/01/24	305	216,169
Series XX, 5.25%, 07/01/40	785	555,388

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB(g)(h):
Series AAA, 5.25%, 07/01/28	$310	$219,325
Series ZZ, 5.25%, 07/01/21	90	63,675
Series ZZ, 5.00%, 07/01/28	345	242,794
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 0.00%, 07/01/24(d)	149	125,105
Series A-1, 0.00%, 07/01/27(d)	252	187,901
Series A-1, 0.00%, 07/01/29(d)	245	162,452
Series A-1, 0.00%, 07/01/31(d)	316	186,939
Series A-1, 0.00%, 07/01/33(d)	356	188,922
Series A-1, 4.55%, 07/01/40	132	129,891
Series A-1, 0.00%, 07/01/46(d)	3,386	728,329
Series A-1, 0.00%, 07/01/51(d)	2,758	436,371
Series A-1, 4.50%, 07/01/34	1,301	1,315,350
Series A-1, 4.75%, 07/01/53	4,052	3,841,985
Series A-1, 5.00%, 07/01/58	4,416	4,363,229
Series A-2, 4.55%, 07/01/40	1,340	1,182,563
Series A-2, 4.75%, 07/01/53	40	34,301
Series A-2, 5.00%, 07/01/58	537	469,880

		45,935,477

Rhode Island — 2.0%
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	1,945	2,009,769
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,005	1,071,802
Series A, 5.00%, 06/01/40	5,500	5,776,100
Series B, 4.50%, 06/01/45	6,350	6,178,232
Series B, 5.00%, 06/01/50	5,650	5,754,582

		20,790,485

South Carolina — 2.6%
South Carolina Jobs-Economic Development Authority, Refunding RB:
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	5,825	6,594,599
The Woodlands at Furman, 4.00%, 11/15/27	825	832,994
State of South Carolina Ports Authority, RB, AMT, 5.00%, 07/01/45	1,975	2,187,411
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	3,475	3,810,755

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/50	$13,005	$14,297,307

		27,723,066

Tennessee — 1.1%
County of Knox Health Educational & Housing Facility Board, Refunding RB, University Health System, Inc., 5.00%, 04/01/36	560	619,091
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	1,650	1,771,919
5.63%, 01/01/46	1,875	1,997,569
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	925	1,036,120
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A(f):
4.00%, 10/01/49	1,635	1,670,185
5.25%, 10/01/58	3,335	3,828,113
Nashville Metropolitan Development & Housing Agency, Tax Allocation Bonds, Tax Increment Development Revenue Fifth+Broadway Development Project, 5.13%, 06/01/36(c)	500	535,245

		11,458,242

Texas — 7.1%
Arlington Higher Education Finance Corp., RB, Series A, 5.88%, 03/01/24	500	508,595
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 01/01/28(d)	3,000	2,351,460
CAB, 0.00%, 01/01/29(d)	500	378,640
CAB, 0.00%, 01/01/30(d)	1,330	969,211
CAB, 0.00%, 01/01/31(d)	4,000	2,784,640
Senior Lien, 6.25%, 01/01/21(b)	765	825,060
City of Austin Texas Airport System Revenue, RB, Series B, AMT, 5.00%, 11/15/46	3,500	3,924,795

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	$1,110	$1,194,549
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	1,000	1,104,650
United Airlines, Inc., Airport Improvement Projects, Series C, 5.00%, 07/15/20	825	850,245
United Airlines, Inc., 5.00%, 07/15/28	2,725	3,174,979
Clifton Higher Education Finance Corp., ERB, Idea Public Schools(b):
5.50%, 08/15/21	255	277,468
5.75%, 08/15/21	280	306,289
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 07/01/20(b)	1,320	1,393,458
County of Fort Bend Texas Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	3,380	3,469,367
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 01/01/38	510	529,355
5.00%, 01/01/43	520	535,891
5.13%, 01/01/48	1,535	1,585,809
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41(d)	350	121,517
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	290	298,810
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Christus Health, Series B, 5.00%, 07/01/48	8,560	9,706,013
Senior Living Center Project, Series A, 8.25%, 11/15/44	800	720,000
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 01/01/21(b)	1,920	2,099,539
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., 6.50%, 05/15/21(b)	535	587,633

Security	Par (000)	Value

Texas (continued)
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(c)	$1,500	$1,558,245
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 04/01/36	890	974,114
6.00%, 04/01/45	1,355	1,480,866
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, Jubilee Academic(c):
Center, 5.00%, 08/15/46	695	698,037
5.00%, 08/15/36	2,520	2,545,074
Newark Higher Education Finance Corp., RB:
Austin Achieve Public School, Inc., 5.00%, 06/15/48	1,500	1,521,075
Series A, 5.50%, 08/15/35(c)	375	397,890
Series A, 5.75%, 08/15/45(c)	645	686,609
North Texas Tollway Authority, Refunding RB, 2nd Tier-Series B, 5.00%, 01/01/43	5,145	5,876,053
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42(g)(h)	1,330	827,925
Wichita Falls Retirement Foundation, 5.13%, 01/01/41	600	613,596
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
AMT, Blueridge Transportation Group, 5.00%, 12/31/50	3,480	3,773,434
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	1,000	1,060,600
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	4,740	4,909,265
Texas Transportation Commission, RB, First Tier Toll Revenue(d):
0.00%, 08/01/46	2,580	725,057
0.00%, 08/01/47	3,850	1,027,026
0.00%, 08/01/48	4,070	1,030,402
0.00%, 08/01/49	3,825	918,956
0.00%, 08/01/50	5,485	1,237,800
0.00%, 08/01/51	3,230	687,118
0.00%, 08/01/52	3,230	648,100
0.00%, 08/01/53	290	54,972

14

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Town of Flower Mound Texas, Special Assessment Bonds, 6.50%, 09/01/36	$1,500	$1,528,755

		74,478,942

Utah — 0.5%
State of Utah Charter School Finance Authority, RB:
Navigator Pointe Academy, Series A, 5.63%, 07/15/40	1,000	1,012,530
Spectrum Academy Project, 6.00%, 04/15/45(c)	2,000	2,035,880
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050	2,052,296

		5,100,706

Virginia — 2.7%
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 07/01/42	2,000	2,057,140
Residential Care Facility, 5.00%, 07/01/47	1,015	1,042,131
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(c):
5.00%, 03/01/35	490	498,761
5.00%, 03/01/45	505	511,161
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 03/01/26	515	546,291
6.88%, 03/01/36	450	478,809
Norfolk Redevelopment & Housing Authority, RB, Fort Norfolk Retirement Community, Inc. - Harbor’s Edge Project, Series A:
5.00%, 01/01/49	1,250	1,293,788
5.25%, 01/01/54	3,750	3,920,888
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	7,120	7,028,366
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay, 4.00%, 09/01/48	2,885	2,990,764
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(c)	535	557,973
Virginia Small Business Financing Authority, RB, Senior Lien, AMT:
Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	3,360	3,688,070

Security	Par (000)	Value

Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, AMT (continued):
Express Lanes LLC, 5.00%, 07/01/34	$3,300	$3,500,970

		28,115,112

Washington — 0.5%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	563,802
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,005	1,026,226
Washington State Housing Finance Commission, Refunding RB(c):
5.75%, 01/01/35	355	358,766
6.00%, 01/01/45	940	953,555
Horizon House Project, 5.00%, 01/01/48	2,410	2,630,202

		5,532,551

Wisconsin — 2.1%
Public Finance Authority, RB:
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31(c)	910	976,839
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47(c)	910	982,117
American Preparatory Academy - Las Vegas Project, Series A, 5.38%, 07/15/47(c)	1,595	1,679,248
Delray Beach Radiation Therapy, 6.85%, 11/01/46(c)	1,325	1,428,482
Delray Beach Radiation Therapy, 7.00%, 11/01/46(c)	805	875,776
Minnesota College of Osteopathic Medicine, Series A-1, 5.50%, 12/01/48(c)(f)	1,260	1,302,827
Piedmont Community Charter School, 5.00%, 06/15/39	310	345,089
Piedmont Community Charter School, 5.00%, 06/15/49	955	1,048,160
Piedmont Community Charter School, 5.00%, 06/15/53	645	702,212
Series A, 5.00%, 12/01/45	1,910	1,962,124
Series A, 5.15%, 12/01/50	1,315	1,354,503
Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	1,850	1,908,164
Public Finance Authority, Refunding RB:
Celanese Project, Series D, 4.05%, 11/01/30	525	536,015

15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB (continued):
Senior Obligated Group, Series B, AMT, 5.00%, 07/01/42	$2,150	$2,277,000
White Stone Retirement Facilities, 5.00%, 03/01/52(c)	1,300	1,379,599
Wingate University, Series A, 5.25%, 10/01/48	1,790	1,986,327
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Benevolent Corporation Cedar Community, 5.00%, 06/01/41	350	364,872
St. Johns Communities, Inc., Series A, 7.25%, 09/15/19(b)	75	76,900
St. Johns Communities, Inc., Series A, 7.63%, 09/15/19(b)	145	148,916
Wisconsin Housing & Economic Development Authority, RB, M/F Housning, WHPC Madison Pool Project, Series A, 4.70%, 07/01/47	740	787,190

		22,122,360

Total Municipal Bonds — 88.6% (Cost — $888,370,280)		934,451,257

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 0.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 04/01/44	480	480,133

Security	Par (000)	Value

California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	$1,679	$1,741,006

		2,221,139

Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 01/01/40	5,592	5,707,500

Florida — 0.4%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	3,499	3,678,825

Illinois — 1.4%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,480	2,692,028
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	6,510	6,790,190
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,011	5,635,146

		15,117,364

Massachusetts — 0.3%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	3,464	3,630,275

New York — 6.9%
City of New York New York Housing Development Corp., RB, M/F, Series C-1A:
4.15%, 11/01/39	3,107	3,211,316
4.20%, 11/01/44	5,695	5,886,230
4.30%, 11/01/47	4,660	4,816,904
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(j)	3,015	3,223,970
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(j):
5.75%, 02/15/21(b)	1,065	1,144,592
5.75%, 02/15/47	655	704,119

16

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$7,725	$8,394,721
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	2,520	2,757,962
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/36	21,670	25,073,707
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,925	3,360,435
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	13,005	13,984,407

		72,558,363

North Carolina — 0.3%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,930	3,326,575

Pennsylvania — 0.4%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	3,677	4,304,109

Rhode Island — 0.3%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	2,641	2,711,595

Texas — 0.3%
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	3,480	3,560,597

Virginia — 0.3%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,585,512

Security	Par (000)	Value

Washington — 1.2%
City of Bellingham Washington Water & Sewer Revenue, RB, Water & Sewer, 5.00%, 08/01/40	$2,998	$3,199,992
County of Snohomish Public Utility District No. 1, 5.00%, 12/01/45	8,664	9,789,939

		12,989,931

Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/39(j)	2,179	2,179,309
The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,774	1,841,326

		4,020,635

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.9% (Cost — $131,029,953)		136,412,420

Total Long-Term Investments — 101.7% (Cost — $1,020,998,483)		1,072,432,927

	Shares

Short-Term Securities — 6.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.38%(k)(l)	62,758,252	62,770,803

Total Short-Term Securities — 6.0% (Cost — $62,763,051)		62,770,803

Total Investments — 107.7% (Cost — $1,083,761,534)		1,135,203,730

Liabilities in Excess of Other Assets — (0.4)%		(3,933,044)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.3)%		(76,940,588)

Net Assets — 100.0%		$1,054,330,098

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

17

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between June 15, 2019 to April 1, 2039, is $5,480,997.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	37,605,441	25,152,811	62,758,252	$62,770,803	$451,994	$2,826	$5,129

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ACA — American Capital Access Holding Ltd.

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

EDC — Economic Development Corp.

ERB — Education Revenue Bonds

ETF — Exchange-Traded Fund

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

M/F — Multi-Family

MRB — Mortgage Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

18

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	125	06/19/19	$15,527	$(132,255)
Long U.S. Treasury Bond	434	06/19/19	64,951	(1,247,463)
5-Year U.S. Treasury Note	25	06/28/19	2,896	(13,348)

				$(1,393,066)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$1,569,250	$1,070,863,677	$—	$1,072,432,927
Short-Term Securities	62,770,803	—	—	62,770,803

	$64,340,053	$1,070,863,677	$—	$1,135,203,730

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(1,393,066)	$—	$—	$(1,393,066)

(a)	See above Schedule of Investments for values in each industry, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

19

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Municipal Fund

Fair Value Hierarchy as of Period End (continued)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end TOB Trust Certificates of $76,629,990 are categorized as Level 2 within the disclosure hierarchy

During the period ended March 31, 2019, there were no transfers between levels.

20